Financial assets and liabilities - Financial assets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Financial assets
Total financial assets		$ 532	$ 136,262
Current	$ 10	206	133,567
Non-current	$ 16	326	2,695
Jet fuel Asian call options contracts
Financial assets
Total financial assets		206
Jet fuel Zero-Cost collars
Financial assets
Total financial assets			133,567
Interest rate cap
Financial assets
Total financial assets		$ 326	$ 2,695